UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

EA Series Trust
(Exact name of registrant as specified in charter)

3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Address of principal executive offices) (Zip code)

3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Name and address of agent for service)

(215) 330-4476
Registrant’s telephone number, including area code

Date of fiscal year end: June 30, 2026

Date of reporting period: June 30, 2026

Item 1. Report to Stockholders.

(a)

EA Bridgeway Blue Chip ETF Ticker: BBLU Listed on: NYSE Arca, Inc.	June 30, 2026 Annual Shareholder Report https://bridgewayetfs.com/bblu/

This annual shareholder report contains important information about the EA Bridgeway Blue Chip ETF (the “Fund”) for the period of July 1, 2025 to June 30, 2026 (the “Period”). You can find additional information about the Fund at https://bridgewayetfs.com/bblu/. You can also request this information by contacting us at (215) 330-4476. For information regarding your Fund shares or account, including account balances, transactions, or distributions, please contact your financial intermediary.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$17	0.15%

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

PERFORMANCE
	One Year	Five Year	Ten Year
EA Bridgeway Blue Chip ETF - NAV	21.62%	14.62%	15.59%
S&P 500 Index	22.32%	13.41%	15.51%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund converted from a mutual fund to an ETF on October 14, 2022. The Fund has adopted the mutual fund’s prior performance for the periods before the conversion. Visit https://bridgewayetfs.com/bblu/ for more recent performance information.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

The Fund returned 21.62% (NAV) for the Period vs 22.32% for the S&P 500 Index.

The Fund’s focus on mega-cap stocks contributed positively to returns, as the largest stocks in the benchmark generally outperformed its smaller constituents. The Fund’s underweighting in Information Technology and overweighting in Financials contributed negatively to relative returns to the S&P 500 index. The Fund’s holdings in the Health Care sector contributed positively to relative returns to the S&P 500 Index.

Annual Shareholder Report: June 30, 2026

EA Bridgeway Blue Chip ETF Ticker: BBLU Listed on: NYSE Arca, Inc.	June 30, 2026 Annual Shareholder Report https://bridgewayetfs.com/bblu/

KEY FUND STATISTICS (as of Period End)
Net Assets	$429,620,766	Portfolio Turnover Rate*	13%
# of Portfolio Holdings	38	Fund Advisory Fees Paid	$530,749
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Information Technology	28.4%
Financials	16.2%
Health Care	14.3%
Communication Services	13.8%
Consumer Discretionary	9.9%
Consumer Staples	9.9%
Energy	4.9%
Industrials	2.5%
Cash and Cash Equivalents	0.1%

TOP 10 HOLDINGS (as a % of Net Assets)
Advanced Micro Devices, Inc.	4.0%
Broadcom, Inc.	4.0%
NVIDIA Corp.	3.8%
Jpmorgan Chase & Co.	3.7%
UnitedHealth Group, Inc.	3.6%
Apple, Inc.	3.4%
Cisco Systems, Inc.	3.3%
Eli Lilly & Co.	3.0%
Johnson & Johnson	2.8%
Bank of America Corp.	2.5%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://bridgewayetfs.com/bblu/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Annual Shareholder Report: June 30, 2026

EA Bridgeway Omni Small-Cap Value ETF Ticker: BSVO Listed on: The Nasdaq Stock Market LLC	June 30, 2026 Annual Shareholder Report https://bridgewayetfs.com/bsvo/

This annual shareholder report contains important information about the EA Bridgeway Omni Small-Cap Value ETF (the “Fund”) for the period of July 1, 2025 to June 30, 2026 (the “Period”). You can find additional information about the Fund at https://bridgewayetfs.com/bsvo/. You can also request this information by contacting us at (215) 330-4476. For information regarding your Fund shares or account, including account balances, transactions, or distributions, please contact your financial intermediary.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$55	0.45%

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

PERFORMANCE
	One Year	Five Year	Ten Year
EA Bridgeway Omni Small-Cap Value ETF - NAV	45.40%	10.93%	11.61%
Russell 3000 Index	22.82%	12.31%	15.06%
Russell 2000 Value Index	43.01%	8.23%	10.89%
The Russell 3000 Index is provided as a broad measure of market performance. The Russell 2000 Value Index is provided as a measure of the Fund’s investment strategy and universe.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares. The Fund converted from a mutual fund to an ETF on March 10, 2023. The Fund has adopted the mutual fund’s prior performance for the periods before the conversion. Visit https://bridgewayetfs.com/bsvo/ for more recent performance information.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
The Fund returned 45.40% (NAV) for the Period vs 22.82% for the Russell 3000 Index and 43.01% for the Russell 2000 Value Index.

The Fund’s small-cap focus contributed positively to returns relative to the Russell 3000 Index. The Fund’s focus on smaller market capitalization stocks within the small-cap value universe contributed positively to returns relative to the Russell 2000 Value Index during the Period. By design, the Fund does not invest in REITs and Utilities, which also contributed positively as REITs and Utilities performed poorly. The Fund’s focus on deeper value stocks across multiple valuation metrics contributed negatively to returns relative to the Russell 2000 Value Index during the Period.

Annual Shareholder Report: June 30, 2026

EA Bridgeway Omni Small-Cap Value ETF Ticker: BSVO Listed on: The Nasdaq Stock Market LLC	June 30, 2026 Annual Shareholder Report https://bridgewayetfs.com/bsvo/

KEY FUND STATISTICS (as of Period End)
Net Assets	$2,387,541,005	Portfolio Turnover Rate*	19%
# of Portfolio Holdings	638	Fund Advisory Fees Paid	$8,504,318
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

TOP 10 SECTORS (as a % of Net Assets)
Financials	35.3%
Consumer Discretionary	15.9%
Energy	13.6%
Industrials	12.7%
Information Technology	4.9%
Communication Services	4.7%
Materials	4.7%
Consumer Staples	4.1%
Health Care	3.7%
Real Estate	0.3%

TOP 10 HOLDINGS (as a % of Net Assets)
Viasat, Inc.	1.1%
Victoria's Secret & Co.	1.0%
Sphere Entertainment Co.	0.8%
Enova International, Inc.	0.8%
Bread Financial Holdings, Inc.	0.8%
Tutor Perini Corp.	0.7%
Benchmark Electronics, Inc.	0.7%
Callaway Golf Co.	0.7%
WesBanco, Inc.	0.7%
BankUnited, Inc.	0.7%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://bridgewayetfs.com/bsvo/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Annual Shareholder Report: June 30, 2026

(b) Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the year covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the year covered by this report.

A copy of the registrant’s Code of Ethics is incorporated by reference.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Dr. Michael Pagano is an “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning, including review of the registrant’s tax returns and calculations of required income, capital gain and excise distributions. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	BBLU		BSVO
	FYE 06/30/2026	FYE 06/30/2025	FYE 06/30/2026	FYE 06/30/2025
(a) Audit Fees	$8,750	$8,750	$8,750	$8,750
(b) Audit-Related Fees	N/A	N/A	N/A	N/A
(c) Tax Fees	$2,250	$2,250	$2,250	$2,250
(d) All Other Fees	N/A	N/A	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) None of the fees billed by any Fund's principal accountant were applicable to non-audit services pursuant to a waiver of the pre-approval requirement.

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) None of the fees billed by any Fund's principal accountant were applicable to non-audit services billed or expected to be billed to any Fund’s investment adviser.

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Daniel Dorn, Chukwuemeka (Emeka) Oguh, and Michael Pagano.

(b) Not applicable.

Item 6. Investments.

(a)

EA BRIDGEWAY BLUE CHIP ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
COMMON STOCKS - 99.9%
Communication Services - 13.8%
Integrated Telecommunication Services - 2.5%
Verizon Communications, Inc.	250,017	$10,585,720

Interactive Media & Services - 6.4%
Alphabet, Inc. - Class A	23,515	8,403,556
Alphabet, Inc. - Class C	23,348	8,249,549
Meta Platforms, Inc. - Class A	18,991	10,697,440
		27,350,545
Movies & Entertainment - 4.9%
Netflix, Inc. (a)	147,426	10,526,216
Walt Disney Co.	110,247	10,611,274
		21,137,490
Total Communication Services		59,073,755

Consumer Discretionary - 9.9%
Automobile Manufacturers - 2.5%
Tesla, Inc. (a)	25,528	10,737,077

Broadline Retail - 2.5%
Amazon.com, Inc. (a)	44,578	10,624,720

Home Improvement Retail - 2.4%
Home Depot, Inc.	30,120	10,622,722

Restaurants - 2.5%
McDonald's Corp.	39,492	10,675,082
Total Consumer Discretionary		42,659,601

Consumer Staples - 9.9%
Consumer Staples Merchandise Retail - 4.9%
Costco Wholesale Corp.	11,358	10,625,068
Walmart, Inc.	94,027	10,649,498
		21,274,566
Household Products - 2.5%
Procter & Gamble Co.	72,660	10,654,863

Soft Drinks & Non-alcoholic Beverages - 2.5%
Coca-Cola Co.	131,237	10,665,631
Total Consumer Staples		42,595,060
The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY BLUE CHIP ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
Energy - 4.9%
Integrated Oil & Gas - 4.9%
Chevron Corp.	63,658	$10,551,950
Exxon Mobil Corp.	77,981	10,661,562
Total Energy		21,213,512

Financials - 16.2%
Diversified Banks - 8.7%
Bank of America Corp.	189,392	10,791,556
JPMorgan Chase & Co.	49,179	16,097,762
Wells Fargo & Co.	126,187	10,428,094
		37,317,412
Multi-Sector Holdings - 2.5%
Berkshire Hathaway, Inc. - Class B (a)	21,372	10,694,335

Transaction & Payment Processing Services - 5.0%
Mastercard, Inc. - Class A	20,834	10,700,342
Visa, Inc. - Class A	31,065	10,658,091
		21,358,433
Total Financials		69,370,180

Health Care - 14.3%
Biotechnology - 2.5%
AbbVie, Inc.	42,244	10,630,280

Managed Health Care - 3.6%
UnitedHealth Group, Inc.	37,094	15,417,379

Pharmaceuticals - 8.2%
Eli Lilly & Co.	10,604	12,718,756
Johnson & Johnson	47,711	12,117,163
Merck & Co., Inc.	82,963	10,660,745
		35,496,664
Total Health Care		61,544,323

Industrials - 2.5%
Aerospace & Defense - 2.5%
RTX Corp.	56,578	10,734,544

Information Technology - 28.4% (b)
Application Software - 2.5%
Palantir Technologies, Inc. - Class A (a)	90,739	10,586,519

The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY BLUE CHIP ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
Communications Equipment - 3.3%
Cisco Systems, Inc.	121,676	$14,292,063

IT Consulting & Other Services - 2.5%
International Business Machines Corp.	37,997	10,685,136

Semiconductors - 11.7%
Advanced Micro Devices, Inc. (a)	29,627	17,210,621
Broadcom, Inc.	45,115	17,042,191
NVIDIA Corp.	81,046	16,216,494
		50,469,306
Systems Software - 5.0%
Microsoft Corp.	28,698	10,704,928
Oracle Corp.	72,714	10,656,237
		21,361,165
Technology Hardware, Storage & Peripherals - 3.4%
Apple, Inc.	50,110	14,499,830
Total Information Technology		121,894,019
TOTAL COMMON STOCKS (Cost $307,433,007)		429,084,994

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.2%
First American Government Obligations Fund - Class X, 3.57% (c)	849,869	849,869
TOTAL MONEY MARKET FUNDS (Cost $849,869)		849,869

TOTAL INVESTMENTS - 100.1% (Cost $308,282,876)		$429,934,863
Liabilities in Excess of Other Assets - (0.1)%		(314,097)
TOTAL NET ASSETS - 100.0%		$429,620,766

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(c)	The rate shown represents the 7-day annualized yield as of June 30, 2026.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
COMMON STOCKS - 99.4%
Communication Services - 4.7%
Advertising - 0.5%
Advantage Solutions, Inc. (a)(b)	37,699	$1,630,105
comScore, Inc. (a)	8,947	66,029
Fluent, Inc. (a)	53,214	198,488
Nexxen International Ltd. (a)(b)	277,376	2,504,705
Stagwell, Inc. (a)	911,598	6,773,173
		11,172,500
Alternative Carriers - 0.8%
Bandwidth, Inc. - Class A (a)	160,974	10,189,654
Liberty Latin America Ltd. - Class A (a)	286,449	2,245,760
Liberty Latin America Ltd. - Class C (a)	823,871	6,417,955
		18,853,369
Broadcasting - 0.5%
AMC Global Media, Inc. - Class A (a)(b)	195,817	1,954,254
Cumulus Media, Inc. - Class A (a)	17,280	370
Entravision Communications Corp. - Class A	539,443	7,034,337
EW Scripps Co. - Class A (a)	486,860	1,348,602
Gray Media, Inc.	426,692	1,693,967
Saga Communications, Inc. - Class A	35,972	326,266
Salem Media Group, Inc. (a)	63,452	61,866
Sinclair, Inc.	24,905	354,896
Townsquare Media, Inc. - Class A	23,863	168,711
Urban One, Inc. (a)	15,160	69,888
		13,013,157
Cable & Satellite - 0.0% (c)
Cable One, Inc. (a)(b)	20,288	1,077,496

Integrated Telecommunication Services - 0.3%
ATN International, Inc.	93,650	2,480,789
Shenandoah Telecommunications Co.	263,553	3,974,379
		6,455,168
Interactive Media & Services - 1.3%
Angi, Inc. (a)	175,773	1,045,849
Bumble, Inc. - Class A (a)	533,943	1,708,618
Cars.com, Inc. (a)(b)	227,996	2,494,276
DHI Group, Inc. (a)	80,487	298,607
Taboola.com Ltd. (a)(b)	1,262,714	6,313,570
Teads Holding Co. (a)(b)	319,401	244,949
TripAdvisor, Inc. (a)	329,012	4,510,754
Yelp, Inc. (a)	225,700	5,534,164
Ziff Davis, Inc. (a)(b)	152,435	7,983,021
		30,133,808
The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
Movies & Entertainment - 1.0%
Marcus Corp.	170,422	$3,998,100
Sphere Entertainment Co. (a)(b)	113,219	19,590,284
		23,588,384
Publishing - 0.2%
Scholastic Corp. (b)	133,686	6,149,556

Wireless Telecommunication Services - 0.0% (c)
Old Market Capital Corp. (a)	24,998	108,741
Total Communication Services		110,552,179

Consumer Discretionary - 15.9%
Apparel Retail - 2.0%
American Eagle Outfitters, Inc.	654,382	11,255,370
Caleres, Inc.	136,960	1,694,195
Cato Corp. - Class A (a)	49,989	161,964
Designer Brands, Inc. - Class A (b)	349,377	2,036,868
Destination XL Group, Inc. (a)	108,270	72,541
Duluth Holdings, Inc. - Class B (a)	22,588	101,194
Genesco, Inc. (a)	87,566	2,957,104
J Jill, Inc.	4,500	71,415
Lands' End, Inc. (a)(b)	123,414	1,293,379
Shoe Station Group, Inc.	103,635	1,536,907
Tilly's, Inc. - Class A (a)(b)	45,031	189,130
Victoria's Secret & Co. (a)(b)	294,174	24,557,646
Zumiez, Inc. (a)	96,125	1,711,025
		47,638,738
Apparel, Accessories & Luxury Goods - 0.9%
Carter's, Inc.	139,472	5,740,668
Delta Apparel, Inc. (a)(d)	39,670	4
Fossil Group, Inc. (a)	134,898	558,478
G-III Apparel Group Ltd.	203,877	6,872,694
Jerash Holdings US, Inc.	700	3,367
Lakeland Industries, Inc. (b)	6,206	66,342
Movado Group, Inc.	95,954	3,771,952
Oxford Industries, Inc. (b)	53,045	1,849,679
Superior Group of Cos., Inc.	97,544	1,279,777
Vera Bradley, Inc. (a)	86,241	335,477
Vince Holding Corp. (a)	3,993	28,550
		20,506,988
Automobile Manufacturers - 0.2%
Winnebago Industries, Inc. (b)	133,393	4,167,197

The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
Automotive Parts & Equipment - 3.5%
Adient PLC (a)	372,497	$6,846,495
China Automotive Systems, Inc. (a)	165,543	739,977
Dana, Inc.	495,454	13,481,303
Dauch Corp. (a)	974,191	5,280,115
Fox Factory Holding Corp. (a)	159,886	2,709,268
Gentherm, Inc. (a)	121,583	4,147,196
Holley, Inc. (a)	588,016	1,499,441
Kandi Technologies Group, Inc. (a)	99,312	70,909
LCI Industries	97,764	10,351,252
Motorcar Parts of America, Inc. (a)	86,583	1,326,452
Phinia, Inc.	186,374	15,351,626
Standard Motor Products, Inc.	136,248	5,309,585
Stoneridge, Inc. (a)	66,131	484,079
Strattec Security Corp. (a)	26,702	2,174,878
Visteon Corp. (b)	128,614	12,759,795
		82,532,371
Automotive Retail - 0.9%
Arko Corp. (b)	550,926	4,423,936
Monro, Inc. (b)	163,765	2,802,019
OneWater Marine, Inc. - Class A (a)	56,235	633,768
Sonic Automotive, Inc. - Class A (b)	153,776	13,038,667
		20,898,390
Broadline Retail - 0.4%
Kohl's Corp. (b)	524,912	9,301,441

Casinos & Gaming - 0.5%
Century Casinos, Inc. (a)	43,930	56,230
Penn Entertainment, Inc. (a)	586,714	12,532,211
		12,588,441
Consumer Electronics - 0.0% (c)
Koss Corp. (a)	6,323	25,355
Universal Electronics, Inc. (a)	73,209	349,207
		374,562
Distributors - 0.4%
Alliance Entertainment Holding Corp. (a)(b)	146,113	853,300
AMCON Distributing Co.	4,854	338,567
Gold.com, Inc.	135,009	5,617,724
Weyco Group, Inc.	53,793	2,115,679
		8,925,270
Education Services - 0.3%
Chegg, Inc. (a)	404,270	408,313
Strategic Education, Inc.	77,213	5,916,060
		6,324,373
The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
Footwear - 0.1%
Rocky Brands, Inc.	53,802	$2,218,794

Home Furnishings - 0.6%
Bassett Furniture Industries, Inc.	42,076	745,587
Ethan Allen Interiors, Inc.	85,495	1,909,958
Flexsteel Industries, Inc.	33,021	2,459,404
Hooker Furnishings Corp.	31,144	555,298
La-Z-Boy, Inc.	156,103	6,262,852
Leggett & Platt, Inc.	238,065	2,787,741
Live Ventures, Inc. (a)	21,474	205,936
Lovesac Co. (a)(b)	24,151	403,080
		15,329,856
Home Improvement Retail - 0.0% (c)
GrowGeneration Corp. (a)	18,497	27,376

Homebuilding - 0.7%
Beazer Homes USA, Inc. (a)(b)	149,317	4,188,342
Century Communities, Inc.	115,494	8,276,300
Hovnanian Enterprises, Inc. - Class A (a)	33,456	4,764,469
Legacy Housing Corp. (a)(b)	6,048	158,881
		17,387,992
Homefurnishing Retail - 0.1%
Haverty Furniture Cos., Inc.	111,931	2,857,598

Hotels, Resorts & Cruise Lines - 0.6%
Marriott Vacations Worldwide Corp.	135,340	13,788,439

Household Appliances - 0.1%
Hamilton Beach Brands Holding Co. - Class A (e)	68,937	1,587,619
Helen of Troy Ltd. (a)	50,212	1,459,663
Traeger, Inc. (a)	4,813	379,423
		3,426,705
Housewares & Specialties - 0.4%
Lifetime Brands, Inc. (b)	133,503	1,138,781
Newell Brands, Inc.	1,559,580	9,575,821
		10,714,602
Leisure Products - 1.1%
American Outdoor Brands, Inc. (a)	36,706	430,928
Callaway Golf Co. (a)	880,377	16,542,284
Clarus Corp.	27,307	86,017
Escalade, Inc.	9,378	176,119
Funko, Inc. - Class A (a)	156,238	918,680
JAKKS Pacific, Inc.	69,126	1,609,253
The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
Johnson Outdoors, Inc. - Class A	48,530	$2,234,321
Latham Group, Inc. (a)	100,972	653,289
Malibu Boats, Inc. - Class A (a)(b)	88,252	2,420,752
MasterCraft Boat Holdings, Inc. (a)	10,771	278,107
Solo Brands, Inc. (a)	2,913	10,079
		25,359,829
Motorcycle Manufacturers - 0.4%
Harley-Davidson, Inc. (b)	444,609	10,875,136

Other Specialty Retail - 1.5%
1-800-Flowers.com, Inc. - Class A (a)(b)	106,055	369,071
MarineMax, Inc. (a)(b)	111,769	4,092,981
Outdoor Holding Co. (a)	532,957	1,215,142
Petco Health & Wellness Co., Inc. (a)	1,213,287	3,300,140
PetMed Express, Inc. (a)	82,348	158,108
Sally Beauty Holdings, Inc. (a)(b)	499,535	7,063,425
Signet Jewelers Ltd.	164,214	14,155,247
Sportsman's Warehouse Holdings, Inc. (a)	216,063	287,364
Upbound Group, Inc.	236,744	5,023,708
		35,665,186
Restaurants - 0.9%
Ark Restaurants Corp. (a)	23,300	136,538
BJ's Restaurants, Inc. (a)	97,007	5,891,720
Bloomin' Brands, Inc.	214,923	1,964,396
Cracker Barrel Old Country Store, Inc. (b)	91,074	4,854,244
El Pollo Loco Holdings, Inc. (a)	231,916	3,933,295
First Watch Restaurant Group, Inc. (a)	150,157	1,935,524
Flanigan's Enterprises, Inc.	15,007	672,914
Good Times Restaurants, Inc. (a)	57,737	81,409
Krispy Kreme, Inc. (a)	49,620	175,159
Portillo's, Inc. - Class A (a)(b)	270,110	1,280,322
		20,925,521
Textiles - 0.0% (c)
Crown Crafts, Inc.	60,915	172,999
Unifi, Inc. (a)	42,840	203,490
		376,489
Tires & Rubber - 0.3%
Goodyear Tire & Rubber Co. (a)(b)	1,027,681	6,782,695
Total Consumer Discretionary		378,993,989

Consumer Staples - 4.1%
Agricultural Products & Services - 0.3%
Alico, Inc.	2,688	111,202
Del Monte Corp. (b)	246,038	6,866,921
The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
Village Farms International, Inc. (a)(b)	354,114	$708,228
		7,686,351
Food Distributors - 1.0%
Andersons, Inc.	161,593	11,052,961
HF Foods Group, Inc. (a)	90,495	127,598
United Natural Foods, Inc. (a)	291,324	13,304,767
		24,485,326
Food Retail - 0.9%
Grocery Outlet Holding Corp. (a)(b)	390,196	3,894,156
Ingles Markets, Inc. - Class A	62,433	5,530,315
Village Super Market, Inc. - Class A	90,257	3,807,040
Weis Markets, Inc.	102,234	8,005,945
		21,237,456
Household Products - 0.9%
Central Garden & Pet Co. (a)	74,620	3,308,651
Central Garden & Pet Co. - Class A (a)	262,679	10,184,065
Spectrum Brands Holdings, Inc. (b)	100,843	8,647,287
		22,140,003
Packaged Foods & Meats - 0.6%
B&G Foods, Inc.	365,716	1,455,550
Coffee Holding Co., Inc.	42,219	141,011
Dole PLC	455,465	6,248,980
Hain Celestial Group, Inc. (a)	75,012	42,022
Seneca Foods Corp. - Class A (a)	32,528	5,657,920
		13,545,483
Personal Care Products - 0.4%
Edgewell Personal Care Co. (b)	176,691	4,745,920
Lifevantage Corp. (b)	23,524	146,790
Mannatech, Inc. (a)	5,566	28,999
Medifast, Inc. (a)	48,912	518,956
Natural Alternatives International, Inc. (a)	24,906	59,525
Nu Skin Enterprises, Inc. - Class A	222,574	1,175,191
USANA Health Sciences, Inc. (a)	70,253	1,499,902
		8,175,283
Total Consumer Staples		97,269,902

Energy - 13.6%
Coal & Consumable Fuels - 0.6%
NACCO Industries, Inc. - Class A	42,797	2,141,990
Peabody Energy Corp. (b)	527,290	12,190,945
		14,332,935
Oil & Gas Drilling - 1.8%
Borr Drilling Ltd. (a)(b)	1,470,381	6,072,674
Helmerich & Payne, Inc.	445,775	14,594,674
The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
Nabors Industries Ltd. (a)	69,745	$5,859,277
Patterson-UTI Energy, Inc.	1,516,836	13,924,554
Seadrill Ltd. (a)	91,565	3,462,988
		43,914,167
Oil & Gas Equipment & Services - 4.7%
Bristow Group, Inc.	152,216	6,289,565
DMC Global, Inc. (a)	118,865	690,606
Drilling Tools International Corp. (a)	53,243	102,759
Expro Group Holdings NV (a)(b)	555,581	8,205,931
Forum Energy Technologies, Inc. (a)	61,499	3,089,095
Geospace Technologies Corp. (a)	20,291	137,370
Helix Energy Solutions Group, Inc. (a)	659,820	5,766,827
Innovex International, Inc. (a)	329,478	8,171,054
Liberty Energy, Inc.	551,346	14,439,752
Mammoth Energy Services, Inc. (a)	241,313	784,267
National Energy Services Reunited Corp. (a)	478,207	14,312,736
Natural Gas Services Group, Inc.	89,710	3,870,089
NCS Multistage Holdings, Inc. (a)	21,345	941,741
Oil States International, Inc. (a)	409,537	3,280,391
ProFrac Holding Corp. - Class A (a)	743,818	4,321,583
ProPetro Holding Corp. (a)(b)	583,917	8,373,370
Ranger Energy Services, Inc. - Class A	182,836	2,927,204
RPC, Inc. (b)	1,083,131	6,314,654
SEACOR Marine Holdings, Inc. (a)	21,170	161,950
Select Water Solutions, Inc.	619,020	12,368,020
Smart Sand, Inc.	255,919	1,282,154
TETRA Technologies, Inc. (a)(b)	664,214	7,525,545
		113,356,663
Oil & Gas Exploration & Production - 1.9%
Amplify Energy Corp. (a)	272,763	1,085,597
Barnwell Industries, Inc. (a)	49,944	50,443
Big Sky Industrial, Inc. (a)	21,848	24,033
BKV Corp. (a)	49,753	1,361,242
Crescent Energy Co. - Class A	1,185,754	11,644,104
Epsilon Energy Ltd.	47,712	258,122
Gran Tierra Energy, Inc. (a)(b)	278,300	1,739,375
HighPeak Energy, Inc. (b)	183,833	1,284,993
Kolibri Global Energy, Inc. (a)	66,461	330,976
Northern Oil & Gas, Inc. (b)	443,649	8,052,229
PEDEVCO Corp. (a)	3,054	41,107
PrimeEnergy Resources Corp. (a)	6,719	1,121,334
Riley Exploration Permian, Inc.	31,170	1,027,363
Ring Energy, Inc. (a)	1,256,228	1,356,726
SandRidge Energy, Inc.	124,264	1,702,417
The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
Talos Energy, Inc. (a)	780,657	$10,078,282
VAALCO Energy, Inc.	619,980	3,149,498
		44,307,841
Oil & Gas Refining & Marketing - 1.3%
Clean Energy Fuels Corp. (a)	1,139,097	2,335,149
Delek US Holdings, Inc.	3,926	199,480
FutureFuel Corp.	306,085	1,383,504
Par Pacific Holdings, Inc. (a)	226,619	12,708,794
REX American Resources Corp. (a)	133,235	6,015,560
World Kinect Corp.	228,582	7,529,491
		30,171,978
Oil & Gas Storage & Transportation - 3.3%
Ardmore Shipping Corp.	213,740	2,994,497
Dorian LPG Ltd.	197,802	6,879,554
International Seaways, Inc.	205,913	15,770,877
Navigator Holdings Ltd.	332,677	6,197,773
Nordic American Tankers Ltd.	995,365	5,514,322
Scorpio Tankers, Inc. (b)	218,197	15,112,324
SFL Corp. Ltd.	702,315	7,163,613
Summit Midstream Corp. (a)	91,553	2,607,429
Teekay Corp. Ltd.	458,783	4,587,830
Teekay Tankers Ltd.	166,504	10,801,115
		77,629,334
Total Energy		323,712,918

Financials - 35.3% (f)
Asset Management & Custody Banks - 0.1%
Great Elm Group, Inc. (a)	2,448	5,337
Hennessy Advisors, Inc.	16,551	167,993
US Global Investors, Inc. - Class A	33,929	105,858
Virtus Investment Partners, Inc. (b)	15,239	2,186,797
Westwood Holdings Group, Inc.	44,008	843,193
		3,309,178
Commercial & Residential Mortgage Finance - 0.7%
Federal Agricultural Mortgage Corp. - Class C	35,830	7,139,844
NMI Holdings, Inc. - Class A (a)	156,026	6,411,108
Onity Group, Inc. (a)	14,449	574,348
Velocity Financial, Inc. (a)	21,169	390,780
Waterstone Financial, Inc.	115,282	2,389,796
		16,905,876
Consumer Finance - 3.7%
Atlanticus Holdings Corp. (a)(b)	65,507	6,698,091
Bread Financial Holdings, Inc.	167,186	18,114,603
Consumer Portfolio Services, Inc. (a)	151,758	1,456,118
The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
Encore Capital Group, Inc. (a)	108,963	$10,165,158
Enova International, Inc. (a)(b)	80,911	19,477,705
EZCORP, Inc. - Class A (a)(b)	271,308	9,379,118
LendingTree, Inc. (a)	25,105	1,111,900
Medallion Financial Corp.	60,735	620,104
Navient Corp.	368,217	3,133,527
NerdWallet, Inc. - Class A (a)	132,136	1,222,258
Oportun Financial Corp. (a)	203,478	1,161,859
PROG Holdings, Inc.	182,542	8,508,283
Regional Management Corp.	65,304	2,690,525
World Acceptance Corp. (a)(b)	24,298	5,438,621
		89,177,870
Diversified Banks - 0.3%
Bank of NT Butterfield & Son Ltd.	106,017	6,308,011

Diversified Capital Markets - 0.0% (c)
Cohen & Co., Inc.	2,500	33,950

Diversified Financial Services - 0.2%
Alerus Financial Corp. (b)	99,166	3,084,063
Security National Financial Corp. - Class A (a)	97,684	946,558
		4,030,621
Financial Exchanges & Data - 0.0% (c)
AI Financial Corp. (a)	19,509	11,415

Insurance Brokers - 0.0% (c)
Crawford & Co. - Class A	8,749	98,601
Crawford & Co. - Class B	101	1,053
GoHealth, Inc. (a)	19,175	7,404
Selectquote, Inc. (a)	291,568	245,238
		352,296
Investment Banking & Brokerage - 0.2%
Oppenheimer Holdings, Inc. - Class A	49,554	5,229,929

Life & Health Insurance - 0.1%
Citizens, Inc. (a)(b)	256,777	1,473,900

Multi-line Insurance - 0.4%
Atlantic American Corp. (a)	1,204	2,010
Horace Mann Educators Corp.	197,332	10,192,198
		10,194,208
Property & Casualty Insurance - 3.0%
American Coastal Insurance Corp.	224,042	2,486,866
The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
American Integrity Insurance Group, Inc.	7,027	$132,318
Bowhead Specialty Holdings, Inc. (a)	68,907	2,062,387
Donegal Group, Inc. - Class A	90,606	1,708,829
Employers Holdings, Inc.	101,322	5,114,735
Hamilton Insurance Group Ltd. - Class B	453,146	15,379,775
Heritage Insurance Holdings, Inc. (a)	161,873	4,221,648
Kingstone Cos., Inc.	56,413	1,073,539
NI Holdings, Inc. (a)	30,974	486,602
Octave Specialty Group, Inc. (a)	54,004	336,985
Pelagos Insurance Capital Ltd.	451,921	11,004,276
Skyward Specialty Insurance Group, Inc. (a)(b)	51,722	3,017,979
Slide Insurance Holdings, Inc. (a)	64,629	1,251,864
Stewart Information Services Corp.	124,367	8,210,709
Tiptree, Inc.	128,157	2,296,574
United Fire Group, Inc.	113,184	5,935,369
Universal Insurance Holdings, Inc.	149,987	6,203,462
		70,923,917
Regional Banks - 24.7%
1st Source Corp.	112,609	9,186,642
ACNB Corp.	64,319	3,819,262
Amalgamated Financial Corp.	140,724	6,459,232
Amerant Bancorp, Inc.	164,730	4,203,910
AmeriServ Financial, Inc.	103,258	400,641
Ames National Corp.	12,103	358,370
Auburn National BanCorp, Inc.	17,711	478,905
Banc of California, Inc.	702,163	14,345,190
Bank of the James Financial Group, Inc.	24,682	629,885
BankUnited, Inc.	328,696	15,925,321
Bankwell Financial Group, Inc.	32,191	1,891,221
Banner Corp. (b)	148,141	9,842,488
Bar Harbor Bankshares	72,312	2,730,501
BayCom Corp.	60,283	1,983,311
BCB Bancorp, Inc.	48,766	522,772
Beacon Financial Corp.	374,992	11,418,506
Blue Ridge Bankshares, Inc.	64,560	227,897
Bridgewater Bancshares, Inc. (a)	99,128	2,085,653
Burke & Herbert Financial Services Corp.	71,532	5,140,290
Business First Bancshares, Inc. (b)	121,404	3,730,745
BV Financial, Inc. (a)	22,149	469,116
Byline Bancorp, Inc.	213,253	8,031,108
C&F Financial Corp.	18,396	1,471,680
California BanCorp	150,757	3,141,776
Camden National Corp.	74,993	4,066,120
Capital Bancorp, Inc.	104,336	3,664,280
The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
Capital City Bank Group, Inc.	44,913	$2,219,600
Carter Bankshares, Inc.	97,298	3,309,105
CB Financial Services, Inc.	35,840	1,358,336
Central Pacific Financial Corp.	127,259	4,861,294
CF Bankshares, Inc.	17,174	562,792
Chemung Financial Corp.	26,957	2,010,453
ChoiceOne Financial Services, Inc.	46,209	1,571,106
Citizens & Northern Corp.	19,317	450,279
Citizens Community Bancorp, Inc.	71,318	1,668,128
Citizens Financial Services, Inc.	2,720	197,037
Citizens Holding Co.	4,256	40,985
Civista Bancshares, Inc.	88,966	2,510,621
CNB Financial Corp.	145,906	4,918,491
Colony Bankcorp, Inc.	78,113	1,569,290
Community Trust Bancorp, Inc. (b)	30,448	2,203,217
Community West Bancshares	14,148	380,015
ConnectOne Bancorp, Inc.	207,116	6,925,959
Customers Bancorp, Inc. (a)	156,975	12,416,723
Dime Commercial Bancshares, Inc.	200,468	8,149,024
Eagle Bancorp Montana, Inc.	40,140	960,550
Eagle Bancorp, Inc.	112,961	3,206,963
Eagle Financial Services, Inc.	3,255	134,952
Enterprise Financial Services Corp.	163,572	10,776,123
Equity Bancshares, Inc. - Class A	93,761	4,593,351
Farmers & Merchants Bancorp, Inc.	29,657	906,911
Farmers National Banc Corp. (b)	229,725	3,353,985
Fidelity D&D Bancorp, Inc.	1,000	51,420
Financial Institutions, Inc.	109,154	4,253,731
Finwise Bancorp (a)	23,537	341,287
First Bancorp, Inc.	11,970	416,795
First Bank	139,237	2,468,672
First Busey Corp.	401,568	11,846,256
First Business Financial Services, Inc.	45,157	2,852,568
First Capital, Inc.	19,452	1,257,377
First Financial Bancorp	460,971	15,594,649
First Financial Corp.	61,534	4,765,193
First Guaranty Bancshares, Inc. (b)	47,753	480,873
First Internet Bancorp	15,329	426,146
First Merchants Corp.	277,911	12,141,932
First Mid Bancshares, Inc.	114,413	5,502,121
First National Corp.	6,614	198,552
First Northwest Bancorp	24,008	259,526
First United Corp.	38,112	1,681,120
First US Bancshares, Inc.	10,790	178,575
The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
First Western Financial, Inc. (a)	33,558	$1,077,547
Firstsun Capital Bancorp (a)	124,995	4,847,306
Franklin Financial Services Corp.	26,190	1,639,494
FS Bancorp, Inc.	41,313	1,792,984
FVCBankcorp, Inc.	80,442	1,407,735
Great Southern Bancorp, Inc.	51,268	4,019,924
Hanmi Financial Corp.	140,554	4,553,950
Hawthorn Bancshares, Inc.	32,677	1,284,206
Heritage Financial Corp.	178,912	5,299,373
Hilltop Holdings, Inc.	267,064	10,356,742
Home Bancorp, Inc.	52,468	3,595,107
HomeTrust Bancshares, Inc.	82,151	4,098,513
Hope Bancorp, Inc.	496,619	6,793,748
Horizon Bancorp, Inc.	27,152	542,497
Independent Bank Corp.	51,572	1,860,202
Investar Holding Corp.	69,612	2,085,576
Kearny Financial Corp.	245,710	2,324,417
Landmark Bancorp, Inc.	25,154	772,479
LCNB Corp.	81,330	1,430,595
Live Oak Bancshares, Inc.	88,959	3,633,086
MainStreet Bancshares, Inc.	37,171	917,752
Mercantile Bank Corp.	30,969	1,778,240
Metropolitan Bank Holding Corp.	51,151	5,051,673
Mid Penn Bancorp, Inc.	112,353	3,914,379
Midland States Bancorp, Inc.	92,919	2,893,498
MVB Financial Corp.	40,816	1,184,072
National Bank Holdings Corp. - Class A	206,557	9,177,328
NB Bancorp, Inc.	181,399	3,832,961
NBT Bancorp, Inc.	77,153	3,809,044
Northeast Community Bancorp, Inc.	87,022	2,413,990
Northpointe Bancshares, Inc.	67,341	1,291,600
Northrim BanCorp, Inc.	90,728	2,516,795
Oak Valley Bancorp	15,615	526,928
OceanFirst Financial Corp.	367,932	7,185,712
OFG Bancorp	190,516	9,348,620
Ohio Valley Banc Corp.	14,513	630,300
Old Second Bancorp, Inc.	248,627	5,797,982
OP Bancorp	67,254	1,008,137
Origin Bancorp, Inc.	144,011	7,366,163
Orrstown Financial Services, Inc.	44,329	1,809,953
Parke Bancorp, Inc.	71,271	2,363,346
Pathward Financial, Inc.	99,456	8,658,639
PCB Bancorp	80,427	2,281,714
Peapack-Gladstone Financial Corp.	81,146	3,840,640
The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
Peoples Bancorp of North Carolina, Inc.	38,000	$1,637,420
Peoples Bancorp, Inc.	172,412	6,622,345
Peoples Financial Services Corp.	60,068	3,986,713
Pioneer Bancorp, Inc. (a)	72,147	1,231,549
Plumas Bancorp	2,823	164,976
Ponce Financial Group, Inc. (a)	5,000	99,700
Primis Financial Corp.	50,350	824,230
Princeton Bancorp, Inc.	33,610	1,275,500
Provident Financial Holdings, Inc.	34,595	595,034
Provident Financial Services, Inc.	597,454	14,123,813
QCR Holdings, Inc.	76,840	7,480,374
RBB Bancorp	96,772	2,653,004
Renasant Corp. (b)	350,531	14,911,589
Republic Bancorp, Inc. - Class A	82,096	7,423,941
Rhinebeck Bancorp, Inc. (a)	59,627	1,032,143
Riverview Bancorp, Inc.	128,293	696,631
S&T Bancorp, Inc.	173,819	8,531,037
SB Financial Group, Inc.	46,021	1,162,951
Shore Bancshares, Inc.	183,176	4,203,889
Sierra Bancorp	82,101	3,346,437
Simmons First National Corp. - Class A	536,413	12,149,754
SmartFinancial, Inc.	86,995	4,081,805
Sound Financial Bancorp, Inc.	6,450	278,060
South Plains Financial, Inc.	92,397	3,980,925
Southern First Bancshares, Inc. (a)	29,227	1,785,770
Southern Missouri Bancorp, Inc.	46,088	3,512,367
Southside Bancshares, Inc.	107,864	3,795,734
Third Coast Bancshares, Inc. (a)	68,596	2,771,278
Timberland Bancorp, Inc.	50,775	2,275,228
TrustCo Bank Corp.	77,872	4,275,952
Trustmark Corp.	263,388	12,118,482
Union Bankshares, Inc.	400	9,704
United Bancorp, Inc.	1,509	23,963
Unity Bancorp, Inc.	25,848	1,517,019
Univest Financial Corp.	139,215	6,090,656
Virginia National Bankshares Corp.	7,027	311,858
WaFd, Inc. (b)	345,825	13,269,305
Washington Trust Bancorp, Inc.	83,331	3,039,915
WesBanco, Inc.	416,630	16,261,069
West BanCorp, Inc.	6,768	179,555
Western New England Bancorp, Inc.	114,436	1,636,435
		590,579,962
Reinsurance - 0.7%
Greenlight Capital Re Ltd. - Class A (a)	191,746	3,102,450
The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
SiriusPoint Ltd. (a)	549,641	$13,191,384
		16,293,834
Specialized Finance - 0.7%
Acacia Research Corp. (a)	366,026	1,705,681
Bladex, Inc.	166,656	10,244,344
Burford Capital Ltd. (b)	805,817	3,303,850
		15,253,875
Transaction & Payment Processing Services - 0.5%
Pagseguro Digital Ltd. - Class A (b)	756,281	6,844,343
Paysafe Ltd. (a)	201,159	1,502,657
Repay Holdings Corp. (a)(b)	498,979	2,095,712
StoneCo Ltd. - Class A	198,870	2,155,751
		12,598,463
Total Financials		842,677,305

Health Care - 3.7%
Biotechnology - 0.6%
Black Diamond Therapeutics, Inc. (a)	248,134	459,048
Fortress Biotech, Inc. (a)	25,000	76,500
Keros Therapeutics, Inc. (a)	125,517	1,343,032
Monte Rosa Therapeutics, Inc. (a)(b)	329,266	7,968,237
Opus Genetics, Inc. (a)	42,065	172,887
Ovid therapeutics, Inc. (a)	91,234	245,419
Puma Biotechnology, Inc. (a)	220,316	1,786,763
Rigel Pharmaceuticals, Inc. (a)(b)	79,184	3,097,678
XBiotech, Inc. (a)	59,547	136,958
		15,286,522
Health Care Distributors - 0.3%
AdaptHealth Corp. (a)	646,861	6,740,292

Health Care Equipment - 0.4%
Orthofix Medical, Inc. (a)	35,105	320,860
QuidelOrtho Corp. (a)	267,989	4,693,827
Tactile Systems Technology, Inc. (a)(b)	121,116	3,606,834
Varex Imaging Corp. (a)	99,964	1,042,625
		9,664,146
Health Care Facilities - 0.5%
Ardent Health, Inc. (a)	551,293	5,424,723
Nutex Health, Inc. (a)(b)	31,924	5,455,492
		10,880,215
Health Care Services - 0.8%
American Shared Hospital Services (a)	11,924	18,840
AMN Healthcare Services, Inc. (a)	159,115	5,150,553
Castle Biosciences, Inc. (a)	142,338	3,394,761
The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
DocGo, Inc. (a)	153,835	$79,394
Pediatrix Medical Group, Inc. (a)	421,642	10,680,192
		19,323,740
Health Care Supplies - 0.0% (c)
Acme United Corp.	5,394	257,402

Health Care Technology - 0.3%
CareCloud, Inc. (a)	164,160	348,019
Teladoc Health, Inc. (a)(b)	679,790	5,764,619
		6,112,638
Pharmaceuticals - 0.8%
Amphastar Pharmaceuticals, Inc. (a)	162,812	3,285,546
CorMedix, Inc. (a)(b)	243,232	1,909,371
Innoviva, Inc. (a)	175,253	3,979,996
Pacira BioSciences, Inc. (a)(b)	200,073	5,075,852
Perrigo Co. PLC (b)	526,659	5,471,987
SCYNEXIS, Inc. (a)	15,462	62,931
		19,785,683
Total Health Care		88,050,638

Industrials - 12.3%
Aerospace & Defense - 0.0% (c)
SIFCO Industries, Inc. (a)	6,410	149,994

Agricultural & Farm Machinery - 0.1%
Titan International, Inc. (a)	370,595	2,857,287

Air Freight & Logistics - 0.0% (c)
Radiant Logistics, Inc. (a)	37,536	355,091

Building Products - 0.7%
Apogee Enterprises, Inc.	74,605	3,412,433
Caesarstone Ltd. (a)	58,008	121,817
Janus International Group, Inc. (a)	373,924	2,075,278
JELD-WEN Holding, Inc. (a)	37,459	56,188
Masterbrand, Inc. (a)	674,297	6,938,516
Quanex Building Products Corp. (b)	204,721	3,811,905
		16,416,137
Cargo Ground Transportation - 1.7%
ArcBest Corp. (b)	90,922	13,050,944
Covenant Logistics Group, Inc.	146,896	6,489,865
Heartland Express, Inc.	356,418	5,424,682
PAMT CORP (a)	90,870	1,273,089
The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
Proficient Auto Logistics, Inc. (a)	86,602	$589,759
Universal Logistics Holdings, Inc.	96,115	1,422,502
Werner Enterprises, Inc.	287,949	12,557,456
		40,808,297
Commercial Printing - 0.3%
Deluxe Corp.	250,275	5,976,567
Ennis, Inc.	11,305	240,231
Quad/Graphics, Inc.	72,169	608,385
		6,825,183
Construction & Engineering - 1.3%
Ameresco, Inc. - Class A (a)	63,769	1,760,025
Concrete Pumping Holdings, Inc. (a)	310,242	3,738,416
NWPX Infrastructure, Inc. (a)	46,667	6,997,250
Tutor Perini Corp.	215,296	17,863,109
		30,358,800
Construction Machinery & Heavy Transportation Equipment - 1.1%
Commercial Vehicle Group, Inc. (a)	35,846	165,609
Greenbrier Cos., Inc.	142,518	6,984,807
Manitowoc Co., Inc. (a)	204,534	2,840,977
Miller Industries, Inc.	45,188	2,311,366
Trinity Industries, Inc.	352,061	12,174,269
Twin Disc, Inc.	28,727	666,467
Wabash National Corp.	120,774	1,630,449
		26,773,944
Data Processing & Outsourced Services - 0.2%
Concentrix Corp. (b)	239,337	5,362,345
Conduent, Inc. (a)	195,802	285,871
TTEC Holdings, Inc. (a)(b)	63,119	122,451
		5,770,667
Diversified Support Services - 0.5%
Civeo Corp. (a)(b)	89,752	3,141,320
Vestis Corp. (a)	535,453	7,774,778
		10,916,098
Electrical Components & Equipment - 0.4%
Atkore, Inc. (b)	136,029	10,343,645
CBAK Energy Technology Ltd. (a)	500,781	296,262
LSI Industries, Inc.	4,600	122,268
Ultralife Corp. (a)	7,679	48,532
		10,810,707
Environmental & Facilities Services - 0.7%
ABM Industries, Inc.	195,395	8,644,275
BrightView Holdings, Inc. (a)	436,743	6,188,648
Onterris, Inc. (a)(b)	85,054	1,718,941
		16,551,864
The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
Human Resource & Employment Services - 0.2%
Alight, Inc. - Class A	2,092,987	$1,172,073
BGSF, Inc.	40,435	230,884
Kelly Services, Inc. - Class A	147,201	1,807,628
ManpowerGroup, Inc.	30,173	1,018,942
		4,229,527
Industrial Machinery & Supplies & Components - 1.2%
Columbus McKinnon Corp.	135,322	2,047,422
Eastern Co.	33,400	930,190
Hurco Cos., Inc. (a)	24,839	568,689
Hyster-Yale, Inc.	75,753	2,655,900
Kennametal, Inc.	349,374	12,245,559
L B Foster Co. - Class A (a)	17,797	803,891
Luxfer Holdings PLC	133,476	2,407,907
Mayville Engineering Co., Inc. (a)	116,570	4,366,712
NN, Inc. (a)	104,459	375,008
Park-Ohio Holdings Corp.	11,396	438,176
Perma-Pipe International Holdings, Inc. (a)(b)	32,097	874,001
		27,713,455
Marine Transportation - 0.9%
Costamare Bulkers Holdings Ltd. (a)	23,030	404,407
Costamare, Inc.	615,512	8,629,478
Genco Shipping & Trading Ltd.	223,196	5,530,797
Pangaea Logistics Solutions Ltd.	444,844	2,891,486
Safe Bulkers, Inc.	675,924	4,265,080
		21,721,248
Office Services & Supplies - 0.4%
ACCO Brands Corp.	499,934	2,079,725
Millerknoll, Inc. (b)	323,239	6,613,470
NLI Holdings, Inc.	217,131	1,291,929
Virco Mfg. Corp.	39,826	244,532
		10,229,656
Passenger Airlines - 0.6%
Allegiant Travel Co. (a)	108,085	12,710,796
SkyWest, Inc. (a)	8,505	844,802
		13,555,598
Research & Consulting Services - 0.5%
Clarivate PLC (a)(b)	2,127,075	4,594,482
ICF International, Inc.	53,260	3,880,524
Mistras Group, Inc. (a)	225,494	3,939,380
Resources Connection, Inc.	20,147	85,625
		12,500,011
Trading Companies & Distributors - 1.5%
BlueLinx Holdings, Inc. (a)	35,276	2,182,879
The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
Boise Cascade Co.	54,959	$4,266,467
Custom Truck One Source, Inc. (a)	873,125	10,311,606
DNOW, Inc. (a)	671,446	8,708,654
Hudson Technologies, Inc. (a)	205,878	1,181,740
Titan Machinery, Inc. (a)	130,331	2,752,591
Willis Lease Finance Corp. (b)	27,681	6,333,413
		35,737,350
Total Industrials		294,280,914

Information Technology - 4.9%
Application Software - 0.5%
8x8, Inc. (a)	218,089	372,932
Hive Digital Technologies Ltd. (a)(b)	1,095,628	3,988,086
NetSol Technologies, Inc. (a)	70,380	325,156
Next Technology Holding, Inc. (a)	10,139	11,254
Pagaya Technologies Ltd. - Class A (a)(b)	380,808	6,949,746
Thryv Holdings, Inc. (a)	166,167	654,698
		12,301,872
Communications Equipment - 2.3%
Aviat Networks, Inc. (a)	19,659	436,430
ClearOne, Inc. (a)	1,881	6,264
KVH Industries, Inc. (a)	33,792	334,879
NETGEAR, Inc. (a)	155,742	3,636,576
NetScout Systems, Inc. (a)	340,099	14,811,311
Network-1 Technologies, Inc.	97,572	143,431
Ribbon Communications, Inc. (a)(b)	94,418	220,938
Viasat, Inc. (a)(b)	279,710	25,120,755
Vistance Networks, Inc. (b)	805,718	10,297,076
		55,007,660
Electronic Manufacturing Services - 1.0%
Benchmark Electronics, Inc.	170,291	16,802,613
Key Tronic Corp. (a)	4,000	16,520
Kimball Electronics, Inc. (a)	139,498	3,571,149
Methode Electronics, Inc. (b)	148,016	2,807,863
		23,198,145
Internet Services & Infrastructure - 0.0% (c)
Data Storage Corp. (a)	7,000	24,150

IT Consulting & Other Services - 0.1%
DXC Technology Co. (a)(b)	207,704	1,838,181
WidePoint Corp. (a)	14,482	253,435
		2,091,616
Semiconductor Materials & Equipment - 0.3%
Amtech Systems, Inc. (a)	34,672	800,230
The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
Photronics, Inc. (a)(b)	196,784	$6,401,383
		7,201,613
Semiconductors - 0.3%
Alpha & Omega Semiconductor Ltd. (a)(b)	129,537	6,130,986
Magnachip Semiconductor Corp. (a)	6,141	29,047
		6,160,033
Technology Distributors - 0.2%
Richardson Electronics Ltd.	22,063	419,418
ScanSource, Inc. (a)	101,303	5,276,873
		5,696,291
Technology Hardware, Storage & Peripherals - 0.2%
AstroNova, Inc. (a)	2,000	56,940
Eastman Kodak Co. (a)	393,092	3,636,101
Turtle Beach Corp. (a)(b)	26,042	324,223
Xerox Holdings Corp.	519,265	1,625,299
		5,642,563
Total Information Technology		117,323,943

Materials - 4.7%
Resolute Forest Products (a)(d)	236,000	35,400

Aluminum - 0.5%
Kaiser Aluminum Corp.	52,900	10,348,827
Tredegar Corp. (a)	79,168	630,177
		10,979,004
Commodity Chemicals - 0.9%
AdvanSix, Inc.	108,512	2,157,219
Core Molding Technologies, Inc. (a)	58,542	1,381,591
Koppers Holdings, Inc.	102,787	4,615,136
Kronos Worldwide, Inc.	9,531	60,331
Mativ Holdings, Inc.	281,893	2,133,930
Olin Corp. (b)	494,606	9,803,091
Tronox Holdings PLC	102,558	646,116
		20,797,414
Diversified Chemicals - 0.5%
Huntsman Corp.	768,088	8,157,095
LSB Industries, Inc. (a)	355,662	3,844,706
		12,001,801
Diversified Metals & Mining - 0.1%
Ferroglobe PLC	936,327	2,977,520

Fertilizers & Agricultural Chemicals - 0.1%
American Vanguard Corp. (a)	45,371	127,039
The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
Intrepid Potash, Inc. (a)	81,403	$2,668,390
		2,795,429
Gold Mining - 0.1%
Caledonia Mining Corp. PLC (b)	113,837	2,174,287
McEwen, Inc. (a)(b)	78,326	1,420,050
		3,594,337
Metal, Glass & Plastic Containers - 0.2%
O-I Glass, Inc. (a)	576,791	5,554,497

Paper & Plastic Packaging Products & Materials - 0.2%
Ranpak Holdings Corp. (a)	501,570	3,666,477

Paper Products - 0.4%
Clearwater Paper Corp. (a)	83,119	1,303,306
Magnera Corp. (a)	141,758	1,665,656
Mercer International, Inc.	101,736	67,146
Sylvamo Corp.	153,675	5,808,915
		8,845,023
Specialty Chemicals - 0.8%
Alto Ingredients, Inc. (a)	443,314	2,526,890
Ascent Industries Co. (a)	15,784	237,233
Ecovyst, Inc. (a)	561,125	6,986,006
Rayonier Advanced Materials, Inc. (a)	399,272	3,138,278
Stepan Co.	88,869	4,951,781
Valhi, Inc.	140,076	2,054,915
		19,895,103
Steel - 0.9%
Ampco-Pittsburgh Corp. (a)	50,286	434,974
Friedman Industries, Inc.	47,857	1,540,038
Ramaco Resources, Inc. (a)(b)	121,598	1,608,742
Ramaco Resources, Inc. - Class B	4,904	41,930
Ryerson Holding Corp.	233,962	5,757,805
SunCoke Energy, Inc.	458,207	3,688,566
Worthington Steel, Inc.	240,495	8,075,822
		21,147,877
Total Materials		112,289,882

Real Estate - 0.3%
Real Estate Development - 0.3%
Alset, Inc. (a)	131,526	189,397
AMREP Corp. (a)	48,565	1,224,809
Forestar Group, Inc. (a)	166,478	5,269,029
		6,683,235
The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
Real Estate Services - 0.0% (c)
RE/MAX Holdings, Inc. - Class A (a)	152,992	$1,508,501
Total Real Estate		8,191,736
TOTAL COMMON STOCKS (Cost $1,797,670,855)		2,373,343,406

REAL ESTATE INVESTMENT TRUSTS - 0.4%
Industrials - 0.4%
Security & Alarm Services - 0.4%
CoreCivic, Inc. (a)	336,331	10,217,736

Real Estate - 0.0% (c)
Real Estate Operating Companies - 0.0% (c)
Transcontinental Realty Investors, Inc. (a)	1,400	64,386
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $6,571,550)		10,282,122

PREFERRED STOCKS - 0.1%
Communication Services - 0.1%
Alternative Carriers - 0.1%
Liberty Latin America Ltd., Series A, 9.00%, Perpetual (a)	110,900	2,405,416

Industrials - 0.0% (c)
Air Freight & Logistics - 0.0%(c)
Air T Funding, 8.00%, 06/07/2049 (a)	529	10,284
TOTAL PREFERRED STOCKS (Cost $2,591,556)		2,415,700

WARRANTS - 0.0% (c)	Contracts
Information Technology - 0.0% (c)
Technology Hardware, Storage & Peripherals — 0.0% (c)
Xerox Holdings Corp., Expires 02/14/2028, Exercise Price $8.00 (a)	316,498	87,164
TOTAL WARRANTS (Cost $0)		87,164

RIGHTS - 0.0% (c)	Shares
Communication Services - 0.0% (c)
Broadcasting — 0.0% (c)
EW Scripps Co., Expires 12/09/2026, Exercise Price $2.19 (a)(d)	414,419	—
TOTAL RIGHTS (Cost $609,817)		—

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 10.0%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 3.75% (g)	237,603,498	237,603,498
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $237,603,498)		237,603,498
The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value

MONEY MARKET FUNDS - 0.0% (c)
First American Government Obligations Fund - Class X, 3.57% (g)	880,738	$880,738
TOTAL MONEY MARKET FUNDS (Cost $880,738)		880,738

TOTAL INVESTMENTS - 109.9% (Cost $2,045,928,014)		$2,624,612,628
Liabilities in Excess of Other Assets - (9.9)%		(237,071,623)
TOTAL NET ASSETS - 100.0%		$2,387,541,005

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of June 30, 2026. The fair value of these securities was $233,224,068.
(c)	Represents less than 0.05% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $35,404 or 0.0% of net assets as of June 30, 2026.

(e)	Affiliated security as defined by the Investment Company Act of 1940.
(f)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(g)	The rate shown represents the 7-day annualized yield as of June 30, 2026.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(b) Not applicable
The accompanying notes are an integral part of these financial statements.

BRIDGEWAY ETFs
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment
Companies.

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2026

	EA Bridgeway Blue Chip ETF	EA Bridgeway Omni Small-Cap Value ETF
ASSETS:
Investments in unaffiliated securities, at value (See Note 2)	$429,934,863	$2,623,025,009
Investments in affiliated securities, at value (See Note 2 and 6)	—	1,587,619
Receivable for investments sold	30,565,172	—
Receivable for fund shares sold	16,437,500	—
Dividends receivable	216,430	1,316,744
Dividend tax reclaims receivable	—	10,210
Security lending income receivable (See Note 4)	—	44,792
Total assets	477,153,965	2,625,984,374

LIABILITIES:
Payable for investments purchased	30,976,242	—
Payable for fund shares redeemed	16,504,099	—
Payable to adviser (See Note 3)	52,858	839,128
Payable upon return of securities loaned (See Note 4)	—	237,603,498
Payable to custodian	—	743
Total liabilities	47,533,199	238,443,369
NET ASSETS	$429,620,766	$2,387,541,005

NET ASSETS CONSIST OF:
Paid-in capital	$313,416,538	$1,966,007,050
Total distributable earnings	116,204,228	421,533,955
Total net assets	$429,620,766	$2,387,541,005

Net assets	$429,620,766	$2,387,541,005
Shares issued and outstanding (unlimited shares authorized without par value)	26,031,288	81,841,561
Net asset value per share	$16.50	$29.17

COST:
Investments in unaffiliated securities, at cost	$308,282,876	$2,044,658,966
Investments in affiliated securities, at cost	$—	$1,269,048

LOANED SECURITIES:
at value (included in investments)	$—	$233,224,068

The accompanying notes are an integral part of these financial statements.

1

BRIDGEWAY ETFs
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2026

	EA Bridgeway Blue Chip ETF	EA Bridgeway Omni Small-Cap Value ETF
INVESTMENT INCOME:
Dividend income from unaffiliated securities	$5,339,889	$39,535,111
Less: Dividend withholding taxes	—	(39,863)
Dividend income from affiliated securities	—	30,449
Less: Issuance fees	—	(4,751)
Securities lending income (See Note 4)	—	545,011
Total investment income	5,339,889	40,065,957

EXPENSES:
Investment advisory fee (See Note 3)	530,749	8,504,318
Total expenses	530,749	8,504,318
NET INVESTMENT INCOME (LOSS)	4,809,140	31,561,639

REALIZED AND UNREALIZED GAIN (LOSS)	62,844,147	689,230,773
Net realized gain (loss) from:
Investments	(1,664,940)	(108,585,286)
In-kind redemptions in unaffiliated securities	20,964,230	230,709,260
In-kind redemptions in affiliated securities	—	6,209
Net realized gain (loss)	19,299,290	122,130,183

Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	43,544,857	566,724,293
Investments in affiliated securities	—	376,298
Net change in unrealized appreciation (depreciation)	43,544,857	567,100,591
Net realized and unrealized gain (loss)	62,844,147	689,230,774
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$67,653,287	$720,792,413

The accompanying notes are an integral part of these financial statements.

2

BRIDGEWAY ETFs
STATEMENTS OF CHANGES IN NET ASSETS

	EA Bridgeway Blue Chip ETF		EA Bridgeway Omni Small-Cap Value ETF
	Year ended June 30, 2026	Year ended June 30, 2025	Year ended June 30, 2026	Year ended June 30, 2025
OPERATIONS:
Net investment income (loss)	$4,809,140	$3,980,765	$31,561,639	$26,114,697
Net realized gain (loss)	19,299,290	21,620,862	122,130,183	108,078,310
Net change in unrealized appreciation (depreciation)	43,544,857	8,154,615	567,100,591	(132,006,559)
Net increase (decrease) in net assets from operations	67,653,287	33,756,242	720,792,413	2,186,448

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(4,363,817)	(3,101,274)	(27,559,989)	(23,752,300)
Total distributions to shareholders	(4,363,817)	(3,101,274)	(27,559,989)	(23,752,300)

CAPITAL TRANSACTIONS:
Shares sold	118,912,340	110,341,878	778,188,658	663,531,585
Shares redeemed	(29,207,927)	(45,739,985)	(548,821,230)	(449,983,243)
ETF transaction fees (See Note 1)	6	9	74	729
Net increase (decrease) in net assets from capital transactions	89,704,419	64,601,902	229,367,502	213,549,071

NET INCREASE (DECREASE) IN NET ASSETS	152,993,889	95,256,870	922,599,926	191,983,219

NET ASSETS:
Beginning of the year	276,626,877	181,370,007	1,464,941,079	1,272,957,860
End of the year	$429,620,766	$276,626,877	$2,387,541,005	$1,464,941,079

SHARES TRANSACTIONS
Shares sold	7,750,000	8,550,000	32,200,000	31,600,000
Shares redeemed	(1,850,000)	(3,450,000)	(22,300,000)	(22,025,000)
Total increase (decrease) in shares outstanding	5,900,000	5,100,000	9,900,000	9,575,000

The accompanying notes are an integral part of these financial statements.

3

BRIDGEWAY ETFs
FINANCIAL HIGHLIGHTS

EA Bridgeway Blue Chip ETF
	Year ended June 30,
	2026	2025	2024	2023 (e)	2022
PER SHARE DATA:

Net asset value, beginning of year	$13.74	$12.07	$9.84	$12.15	$15.84

INVESTMENT OPERATIONS:
Net investment income (a)	0.21	0.23	0.19	0.20	0.27
Net realized and unrealized gain (loss) on investments (b)	2.74	1.62	2.21	1.84	(1.34)
Total from investment operations	2.95	1.85	2.40	2.04	(1.07)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.19)	(0.18)	(0.17)	(0.26)	(0.30)
Net realized gains	—	—	—	(4.09)	(2.32)
Total distributions	(0.19)	(0.18)	(0.17)	(4.35)	(2.62)

ETF transaction fees per share	0.00 (c)	0.00 (c)	0.00 (c)	—	—
Net asset value, end of year	$16.50	$13.74	$12.07	$9.84	$12.15

TOTAL RETURN	21.62%	15.47%	24.75%	24.50%	-9.32%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$429,621	$276,627	$181,370	$124,265	$326,240
Ratio of expenses to average net assets:
Before expense waiver/recoupment	0.15%	0.15%	0.15%	0.22%	0.23%
After expense waiver/recoupment	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income (loss) to average net assets	1.36%	1.77%	1.75%	1.90%	1.81%
Portfolio turnover rate (d)	13%	28%	6%	12%	24%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.
(c)	Amount represents less than $0.005 per share.
(d)	Portfolio turnover rate excludes in-kind transactions.
(e)	EA Bridgeway Blue Chip ETF acquired all of the assets and liabilities of the Bridgeway Blue Chip Fund in a reorganization on October 14, 2022.

The accompanying notes are an integral part of these financial statements.

4

BRIDGEWAY ETFs
FINANCIAL HIGHLIGHTS (CONTINUED)

EA Bridgeway Omni Small-Cap Value ETF
	Year ended June 30,
	2026	2025	2024	2023 (f)	2022
PER SHARE DATA:

Net asset value, beginning of year	$20.36	$20.41	$17.82	$19.42	$20.89

INVESTMENT OPERATIONS:
Net investment income (a)	0.40	0.38	0.36	0.37	0.27
Net realized and unrealized gain (loss) on investments (b)	8.76	(0.08)	2.53	0.53	(1.54)
Total from investment operations	9.16	0.30	2.89	0.90	(1.27)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.35)	(0.35)	(0.30)	(0.45)	(0.20)
Net realized gains	—	—	—	(2.05)	—
Total distributions	(0.35)	(0.35)	(0.30)	(2.50)	(0.20)

ETF transaction fees per share	0.00 (c)	0.00 (c)	0.00 (c)	—	—
Net asset value, end of year	$29.17	$20.36	$20.41	$17.82	$19.42

TOTAL RETURN	45.40%	1.39%	16.27%	4.41%	-6.17%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$2,387,541	$1,464,941	$1,272,958	$785,111	$814,555
Ratio of expenses to average net assets:
Before expense waiver/recoupment (d)	0.45%	0.45%	0.47%	0.62%	0.67%
After expense waiver/recoupment (d)	0.45%	0.45%	0.47%	0.47%	0.47%
Ratio of net investment income (loss) to average net assets (d)	1.65%	1.83%	1.82%	1.93%	1.26%
Portfolio turnover rate (e)	19%	17%	6%	45%	30%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.
(c)	Amount represents less than $0.005 per share.
(d)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(e)	Portfolio turnover rate excludes in-kind transactions.
(f)	EA Bridgeway Omni Small-Cap Value ETF acquired all of the assets and liabilities of the Bridgeway Omni Tax Managed Small-Cap Value Fund in a reorganization on March 10, 2023.
The accompanying notes are an integral part of these financial statements.

5

BRIDGEWAY ETFs
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026

NOTE 1 – ORGANIZATION

EA Bridgeway Blue Chip ETF (“BBLU”) and EA Bridgeway Omni Small-Cap Value ETF (“BSVO”) (individually, a “Fund”, or collectively, the “Funds”) are each a series of the EA Series Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). Each Fund is considered diversified under the 1940 Act. Each Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services-Investment Companies. See the Funds’ Prospectus and Statement of Additional Information regarding the risks of investing in shares of each Fund.

Ticker	ETF Listing Date	Creation Unit Size	Listing Exchange
BBLU	October 14, 2022	25,000	NYSE Arca, Inc.
BSVO	March 10, 2023	25,000	The Nasdaq Stock Market LLC

The investment objective for each Fund is to:

Fund	Investment Objective
BBLU	seeks to provide long-term total return on capital, primarily through capital appreciation, but also some income.
BSVO	seeks to provide long-term total return on capital, primarily through capital appreciation.

BBLU is the successor to the Bridgeway Blue Chip Fund (the “BBLU Predecessor Mutual Fund”), which commenced operations on July 31, 1997. Bridgeway Capital Management, LLC (the “Sub-Adviser”), the sub-adviser to BBLU, was the adviser to the BBLU Predecessor Mutual Fund. Effective October 14, 2022, the assets and liabilities of the BBLU Predecessor Mutual Fund were transferred to BBLU in exchange for shares of BBLU. For financial reporting purposes, assets received and shares issued by BBLU were recorded at fair value; however, for tax purposes the cost basis of the investments received from the BBLU Predecessor Mutual Fund was carried forward to align ongoing reporting of the BBLU’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Costs incurred by BBLU in connection with the reorganization were paid by the Sub-Adviser. The fiscal year end of the BBLU Predecessor Mutual Fund and the Fund is June 30.

Operations up to and including October 14, 2022 were for the BBLU Predecessor Mutual Fund. As of October 14, 2022, the net assets of the BBLU Predecessor Mutual Fund were $194,242,031, including $102,508,842 of net unrealized appreciation of investments, all of which were transferred into BBLU at the closing of the reorganization. The transfer of net assets resulted in the creation of 19,806,290 shares of the Fund and an initial NAV per share of $9.81 at the closing of the reorganization. The primary purpose of the reorganization into the Trust was to provide shareholders the continued benefit of a stable and highly regulated investment vehicle in addition to the benefits of tax efficiency. The reorganization was accomplished by a tax-free exchange of shares. The reorganization did not result in a material change to the BBLU Predecessor Mutual Fund’s investment portfolios as compared to that of BBLU. There are no material differences in accounting policies of the BBLU Predecessor Mutual Fund as compared to that of BBLU.. BBLU did not purchase or sell securities following the reorganization for purposes of realigning its investment portfolio. Accordingly, the acquisition of the BBLU Predecessor Mutual Fund did not affect the BBLU’s portfolio turnover ratio for the period ended June 30, 2023.

BSVO is the successor to the Bridgeway Omni Tax Managed Small-Cap Value Fund (the “BSVO Predecessor Mutual Fund”), which commenced operations on December 31, 2010. The Sub-Adviser, the sub-adviser to BSVO, was the adviser to the BSVO Predecessor Mutual Fund. Effective March 10, 2023, the assets and liabilities of the BSVO Predecessor Mutual Fund were transferred to BSVO in exchange for shares of BSVO. For financial reporting purposes, assets received and shares issued by BSVO were recorded at fair value; however, for tax purposes the cost basis of the investments received from the BSVO Predecessor Mutual Fund was carried forward to align ongoing reporting of the BSVO’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Costs incurred by BSVO in connection with the

6

BRIDGEWAY ETFs
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
June 30, 2026

reorganization were paid by the Sub-Adviser. The fiscal year end of the BSVO Predecessor Mutual Fund and the Fund is June 30.

Operations up to and including March 10, 2023 were for the BSVO Predecessor Mutual Fund. As of March 10, 2023, the net assets of the BSVO Predecessor Mutual Fund were $814,020,096, including $159,235,124 of net unrealized appreciation of investments, all of which were transferred into BSVO at the closing of the reorganization. The transfer of net assets resulted in the creation of 44,891,561 shares of the Fund and an initial NAV per share of $18.13 at the closing of the reorganization. The primary purpose of the reorganization into the Trust was to provide shareholders the continued benefit of a stable and highly regulated investment vehicle in addition to the benefits of tax efficiency. The reorganization was accomplished by a tax-free exchange of shares. The reorganization did not result in a material change to the BSVO Predecessor Mutual Fund’s investment portfolios as compared to that of BSVO. There are no material differences in accounting policies of the BSVO Predecessor Mutual Fund as compared to that of BSVO. BSVO did not purchase or sell securities following the reorganization for purposes of realigning its investment portfolio. Accordingly, the acquisition of the BSVO Predecessor Mutual Fund did not affect the BSVO’s portfolio turnover ratio for the period ended June 30, 2023.

Market prices for the shares may be different from their net asset value (“NAV”). Each Fund issues and redeems shares on a continuous basis at NAV only in blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is a participant of a clearing agency registered with the SEC, which has a written agreement with the Trust or one of its service providers that allows the authorized participant to place orders for the purchase and redemption of creation units. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
Authorized Participants may be required to pay a transaction fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. Certain transactions consisting all or partially of cash may also be subject to a variable charge, which is payable to the relevant Fund, of up to 2.00% of the value of the order in addition to the transaction fee. The Funds may determine to waive the variable charge on certain orders when such waiver is determined to be in the best interests of Funds’ shareholders. Transaction fees received by a particular Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.
The end of the reporting period for each Fund is June 30, 2026, and the period covered by these Notes to Financial Statements is from July 1, 2025 to June 30, 2026 (the “Current Fiscal Period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

7

BRIDGEWAY ETFs
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
June 30, 2026

Fair values for debt securities, including asset-backed securities (“ABS”), collateralized loan obligations (“CLO”), collateralized mortgage obligations (“CMO”), corporate obligations, whole loans, and mortgage-backed securities (“MBS”) are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, MBS and ABS may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Reverse repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC dba EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of each Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by each Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Funds may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

8

BRIDGEWAY ETFs
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
June 30, 2026

The following is a summary of the fair value classification of the Funds’ investments as of the Current Fiscal Period end:

DESCRIPTION	INVESTMENTS MEASURED AT NET ASSET VALUE	LEVEL 1	LEVEL 2	LEVEL 3(a)	TOTAL
BBLU
Investments:
Common Stocks	$—	$429,084,994	$—	$—	$429,084,994
Money Market Funds	—	849,869	—	—	849,869
Total Investments	$—	$429,934,863	$—	$—	$429,934,863

BSVO
Investments:
Common Stocks	$—	$2,372,969,435	$338,567	$35,404	$2,373,343,406
Real Estate Investment Trusts	—	10,282,122	—	—	10,282,122
Preferred Stocks	—	2,415,700	—	—	2,415,700
Warrants	—	87,164	—	—	87,164
Rights	—	—	—	0(b)	0(b)
Investments Purchased with Proceeds from Securities Lending (c)	237,603,498	—	—	—	237,603,498
Money Market Funds	—	880,738	—	—	880,738
Total Investments	$237,603,498	$2,386,635,159	$338,567	$35,404	$2,624,612,628

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Management has decided that the amount of Level 3 securities compared to total net assets is not material to the Fund; therefore, the roll forward of Level 3 securities and assumptions are not shown for the current fiscal period for the Fund.

(b)	Amount is less than $0.50
(c)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

During the current fiscal period, BBLU did not invest in any Level 3 investments and the Funds recognized no transfers to or from Level 3. Transfers between levels are recognized at the end of the reporting period.

B.Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts using the spot rate of exchange at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. That portion of gains (losses) attributable to the changes in market prices and the portion of gains (losses) attributable to changes in

9

BRIDGEWAY ETFs
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
June 30, 2026

foreign exchange rates, if any, would appear on the “Statement of Operations” under “Net realized gain (loss) – Foreign currency translation” and “Change in net unrealized appreciation (depreciation) – Foreign currency translation,” respectively, if applicable.

If applicable, each Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.Federal Income Taxes. The Funds’ policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Each Fund plans to file U.S. Federal and various state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the Current Fiscal Period, the Funds did not incur any interest or penalties.

D.Foreign Taxes. The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if there are any, are paid by each Fund and are reflected in their Statement of Operations. Foreign taxes payable or deferred as of the current period end, if any, are disclosed in the Statement of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, each Fund recognizes tax reclaims when the Funds determine that it is more likely than not that the Funds will sustain its position that it is due the reclaim.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

E.Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

Distributions received from a Funds’ investments in REITs and MLPs may be characterized as ordinary income, net capital gain, or return of capital. The proper characterization of such distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of their income and distributions for financial statement purposes. Such estimates are based on historical information available from each MLP and other industry sources. The actual character of distributions to each Fund’s shareholders will be

10

BRIDGEWAY ETFs
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
June 30, 2026

reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of such investments, a portion of the distributions received by each Fund’s shareholders may represent a return of capital.

Distributions to shareholders from net investment income for each Fund are declared and paid on an annual basis and distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date. The Funds may distribute more frequently, if necessary, for tax purposes.

F.Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

G.Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for each Fund is equal to the Fund’s net asset value per share.

H.Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. As of the date of this Report, no claim has been made for indemnification pursuant to any such agreement of the Funds.

I.Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.

The Treasurer (principal financial officer) acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.

J.Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. In addition, the Funds realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from distributable earnings to paid-in capital. For the Current Fiscal Period, the following table shows the reclassifications made:

	Distributable Earnings	Paid-in Capital
BBLU	$(20,930,677)	$20,930,677
BSVO	(221,011,230)	221,011,230

K.New Accounting Pronouncement: In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU has been adopted

11

BRIDGEWAY ETFs
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
June 30, 2026

by the Funds as of the reporting period end. Management has evaluated the impact of the ASU and determined it does not materially impact the financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Empowered Funds, LLC dba EA Advisers (the “Adviser”) serves as the investment adviser to the Funds. Pursuant to an investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Funds except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses. Per the Advisory Agreement, BBLU and BSVO each pays an annual rate with breakpoints as noted below to the Adviser monthly based on average daily net assets.

Fund	AUM Level	Fee
BBLU	< 3 billion	15 bps
	3 billion to 10 billion	13 bps
	10 billion to 20 billion	12 bps
	> 20 billion	11 bps
BSVO	< 1 billion	47 bps
	1 billion to 2 billion	42 bps
	> 2 billion	40 bps

Bridgeway Capital Management, LLC, serves as an investment sub-adviser to the Funds. Pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”) among the Trust, the Adviser and the Sub-Adviser, the Sub-Adviser is responsible for determining the investment exposures for the Funds, subject to the overall supervision and oversight of the Adviser and the Board.

U.S. Bancorp Fund Services, LLC (“Fund Services” or the “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports, and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; and monitors the activities of the Funds’ Custodian, transfer agent, and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Funds’ Custodian.

The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Funds.

NOTE 4 – SECURITIES LENDING

BSVO may lend up to 33 1/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. BSVO receives compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. BSVO continues to receive interest payments or dividends on the securities loaned during the borrowing period.

12

BRIDGEWAY ETFs
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
June 30, 2026

Gain or loss on the value of securities loaned that may occur during the term of the loan will be for the account of the BSVO. BSVO has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

The securities lending agreement provides that, in the event of a borrower’s material default, the Securities Lending Agent shall take all actions the Securities Lending Agent deems appropriate to liquidate the collateral, purchase replacement securities at the Securities Lending Agent’s expense, or pay the Fund an amount equal to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the securities lending agreement between the Fund and the Securities Lending Agent.

During the Current Fiscal Period, BSVO had loaned securities and received cash collateral for the loans. The cash collateral was invested by the Securities Lending Agent in accordance with the Trust-approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. BSVO could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although BSVO are indemnified from this risk by contract with the Securities Lending Agent.

As of the end of the Current Fiscal Period, the values of the securities on loan and payable for collateral due to broker for BSVO was as follows:

Values of Securities on Loan	Payment for Collateral received*
$233,224,068	$237,603,498

* The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio, LLC, as shown on the Schedule of Investments. The investment objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.

The interest income earned by the Fund on the investment of cash collateral received from borrowers for the securities loaned to them (“Securities Lending Income”) is reflected in the BSVO’s Statements of Operations. Securities lending income earned on collateral investments and recognized by BSVO during the Current Fiscal Period was $545,011.

Due to the absence of a master netting agreement related to the Funds’ participation in securities lending, no additional offsetting disclosures have been made on behalf of the Funds for the total borrowings listed above.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the Current Fiscal Period, purchases and sales of securities for the applicable Funds, excluding short-term securities and in-kind transactions for each Fund were as follows:

	Purchases	Sales
BBLU	$51,179,139	$46,521,782
BSVO	559,955,725	370,106,880
For the Current Fiscal Period, in-kind transactions associated with creations and redemptions for each Fund were as follows:

	Creations	Redemptions
BBLU	$115,994,744	$30,024,055
BSVO	581,837,832	532,309,020

There were no purchases or sales of U.S. Government securities during the Current Fiscal Period for any of the respective Funds.

13

BRIDGEWAY ETFs
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
June 30, 2026

NOTE 6 – TRANSACTIONS WITH AFFILIATES

Investments in issuers considered to be affiliate(s) of the Funds during the Current Fiscal Period for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows for BSVO:

Hamilton Beach Brands Holding Co.
Value as of June 30, 2025	$926,702
Additions	297,876
Reductions	(19,466)
Realized Gain (Loss)	6,209
Net Change in Unrealized Appreciation (Depreciation)	376,298
Value as of June 30, 2026	$1,587,619

Shares as of June 30, 2026	68,937
Dividend / Interest Income	$30,449

Capital Gain Distributions	$—

NOTE 7 – TAX INFORMATION

For the Current Fiscal Period, purchases and sales of securities for each Fund, excluding short-term securities and in-kind transactions for each Fund were as follows:

	BBLU	BSVO
Tax cost of Investments	$311,095,792	$2,085,882,977
Gross tax unrealized appreciation	128,839,551	676,558,268
Gross tax unrealized depreciation	(10,000,480)	(137,828,617)
Net tax unrealized appreciation (depreciation)	$118,839,071	$538,729,651
Undistributed ordinary income	2,329,348	16,142,390
Undistributed long-term gain	—	—
Total distributable earnings	$2,329,348	$16,142,390
Other accumulated gain (loss)	(4,964,191)	(133,338,086)
Total accumulated gain (loss)	$116,204,228	$421,533,955

Under tax law, certain capital and foreign currency losses realized after October 31st and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

For the Current Fiscal Period, the Funds did not defer any post-October capital or late-year losses.

For the Current Fiscal Period, each fund had the following capital loss carryforwards that do not expire:

	Unlimited Short-Term	Unlimited Long-Term
BBLU	$(1,178,507)	$(3,785,684)
BSVO	(37,068,630)	(96,269,456)

14

BRIDGEWAY ETFs
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
June 30, 2026

NOTE 8 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by each Fund during the Current Fiscal Period and fiscal year ended June 30, 2025, were as follows:

	Ordinary Income
	Current Fiscal Period	Fiscal Year Ended June 30, 2025
BBLU	$4,363,817	$3,101,274
BSVO	27,559,989	23,752,300

NOTE 9 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no transactions that occurred during the period subsequent to the Current Fiscal Period that materially impacted the amounts or disclosures in the Funds’ financial statements

15

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of
EA Bridgeway Blue Chip ETF,
EA Bridgeway Omni Small-Cap Value ETF and
The Board of Trustees of
EA Series Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of EA Bridgeway Blue Chip ETF and EA Bridgeway Omni Small-Cap Value ETF (the “Funds”), each a series of EA Series Trust (the “Trust”), including the schedules of investments, as of June 30, 2026, the related statements of operations for the year ended June 30, 2026, the statements of changes in net assets for each of the two years ended June 30, 2026 and the financial highlights for each of the four years ended June 30, 2026 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of June 30, 2026, and the results of their operations, the changes in their net assets and the financial highlights for the periods stated above, in conformity with accounting principles generally accepted in the United States of America.

The financial highlights for the year ended June 30, 2022 have been audited by other auditors, whose report dated August 25, 2022 expressed an unqualified opinion on such financial statement and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 1999.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2026 by correspondence with the custodian and brokers or through other appropriate auditing procedures when replies from brokers were unable to be obtained. We believe that our audits provides a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
August 27, 2026

16

BRIDGEWAY ETFs
FEDERAL TAX INFORMATION (UNAUDITED)

For the Current Fiscal Period, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

BBLU	100.00%
BSVO	92.10%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the Current Fiscal Period, were as follows:

BBLU	100.00%
BSVO	89.43%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under the Internal Revenue Section 871 (k)(2)(C) for each of the Funds was as follows:

BBLU	0.00%
BSVO	0.00%

17

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment
Companies.

There were no matters concerning changes in and disagreements with Accountants on accounting and financial disclosures required by Item 304 of Regulation S-K.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted during the period covered by the report to a vote of shareholders.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management
Investment Companies

Not applicable. The Independent Trustees are paid by the Adviser. See Note 3 to the Financial Statements under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts.
The Board (the members of which are referred to as “Trustees”) of the EA Series Trust (the “Trust”) met in-person on the date below to consider the approval of the continuation of the Advisory Agreement between the Trust, on behalf of the Funds (defined below), and Empowered Funds, LLC dba EA Advisers (the “Adviser”), as well as to consider the approval of the continuation of the Sub-Advisory Agreement (together with the Advisory Agreement, the “Agreements”) among the Trust, on behalf of the Funds, the Adviser, and the Sub-Adviser (defined below), each for an additional one-year term.

Board Meeting Date	Sub-Adviser	Reporting Period
3/6/2026	Bridgeway Capital Management, LLC	12/31/2025

Funds
EA Bridgeway Blue Chip ETF
EA Bridgeway Omni Small-Cap Value ETF
In accordance with Section 15(c) of the 1940 Act, the Board requested, reviewed and considered materials furnished by the Adviser and Sub-Adviser relevant to the Board’s consideration of whether to approve the continuation of the Agreements. In connection with considering the approval of the Agreements, the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), met in executive session with counsel to the Trust and counsel to the Independent Trustees, who provided assistance and advice. In reaching the decision to approve the continuation of the Agreements, the Board considered and reviewed information provided by the Adviser and Sub-Adviser at this meeting and throughout the year, including among other things information about their respective personnel, operations, financial condition, and compliance programs. The Board also reviewed the Agreements. During its review and consideration, the Board focused on and reviewed the factors it deemed relevant, including:
Nature, Quality, and Extent of Services. The Board was presented with and considered information concerning the nature, quality, and extent of the overall services provided by the Adviser and Sub-Adviser to the Funds. In this context, the Board considered the responsibilities of the Adviser, recognizing that the Adviser had invested significant time and effort in structuring the Trust and the Funds, and arranging service providers for the Funds. In addition, the Board considered that the Adviser is responsible for providing investment advisory oversight services to the Funds, executing all Fund transactions, monitoring compliance with each Fund’s objectives, policies, and restrictions, and carrying out directives of the Board. The Board also considered the services provided by the Adviser in the oversight of the Trust’s administrator, transfer agent, and custodian. In addition, the Board evaluated the integrity of each of the Adviser’s and Sub-Adviser’s personnel, the experience of the portfolio management personnel responsible for managing the Fund's assets, and the adequacy of each of the Adviser’s and the Sub-Adviser’s resources to perform the services provided under the Agreements. The Board also considered the Adviser’s ongoing oversight responsibilities vis-à-vis the Sub-Adviser.
Performance. The Board compared each Fund’s performance for the Reporting Period to that of a peer group of ETFs determined by an independent consultant to the Trust to be highly suitable peers based on factors such as a fund’s strategy, geographic focus, portfolio concentration, and factor analyses. It was noted that the Adviser and the Sub-Adviser have consistently managed each Fund’s portfolio in accordance with its stated investment objective and strategies.
EA Bridgeway Blue Chip ETF - The Board noted that, for the one- and two-year periods, the Fund outperformed the average of its peer group, but the Fund underperformed the average of the peer group for the three-year and since inception periods.
EA Bridgeway Omni Small-Cap Value ETF - The Board noted that, for the one-year period, the Fund outperformed the average of its peer group, but underperformed for the two-year period; the Fund performed roughly in line with the peer group average for the since inception period.
Comparative Fees and Expenses. In considering the advisory fees and sub-advisory fees, the Board reviewed and considered the fees in light of the nature, quality, and extent of the services being provided by the Adviser and the Sub-Adviser, respectively. The Board compared each Fund’s management fee and net expense ratio to those of a peer group of ETFs determined by an independent consultant to the Trust to be highly suitable peers based on factors such as a fund’s strategy, geographic focus, portfolio concentration, and factor analyses. The Board also considered the allocation of fees between the Adviser and the Sub-Adviser.
EA Bridgeway Blue Chip ETF - The Board noted that the Fund’s management fee and net expense ratio were significantly below the average for the Fund’s peer group.
EA Bridgeway Omni Small-Cap Value ETF - The Board noted that the Fund’s management fee and net expense ratio are above those of its peer group. However, the Board noted that the peer group includes some of the industry’s largest small-cap value index funds based solely on market capitalizations and which benefit from unusually large economies of scale. In addition, the Board noted that, unlike a number of its passively-managed peers, the Fund is actively-managed requiring a greater cost commitment to investment research related resources. As a result, the peer group average may be distorted by the inclusion of those funds which are not competitive substitutes for the Fund.
The Board considered each Fund’s fee arrangement in which the Adviser is responsible for paying most of a Fund’s operating expenses out of its resources, noting that comparisons with a Fund’s overall expense ratio may be more relevant than comparisons to management fees only.
With respect to the sub-advisory fee, the Board noted that it was payable solely by the Adviser. The Board considered the representations from the Adviser that it does not manage any other accounts that follow a strategy similar to that of the Funds. As it relates to the Sub-Adviser, the Board noted that the Sub-Adviser charges its mutual fund a slightly lower management fee for a strategy similar to that of BSVO but that arrangement is not a unitary fee arrangement like the Fund so shareholders of the mutual fund incur operating expenses in addition to the management fee.
Costs and Profitability. The Board further considered information regarding the potential profits, if any, that may be realized by each of the Adviser and the Sub-Adviser in connection with providing their respective services to the Funds. The Board reviewed the profit and loss information provided by the Adviser with respect to each Fund and considered the Adviser’s profitability with respect to providing investment advisory services as well as non-advisory services. The Board also reviewed the same type of information provided by the Sub-Adviser. The Board discussed the financial condition of the Sub-Adviser, noting that the Sub-Adviser has sufficient capital to perform its obligations to the Funds under the Sub-Advisory Agreement for an additional annual period. The Board also reviewed the Sub-Adviser's costs associated with the personnel, systems and equipment necessary to manage the Funds and to meet the regulatory and compliance requirements adopted by the SEC and other regulatory bodies.
The Board also considered other expenses of each Fund the Adviser would pay in accordance with the Advisory Agreement. The Board took into consideration that, pursuant to the Advisory Agreement, the Adviser agreed to pay all expenses incurred by each Fund except for the fees paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), the fees and expenses associated with each Fund’s securities lending program, litigation expenses and other non-routine or extraordinary expenses. The Board also considered the respective financial obligations of the Adviser, as well as the Sub-Adviser, which serves as the sponsor of the Funds.
Other Benefits. The Board further considered the extent to which the Adviser or the Sub-Adviser might derive ancillary benefits from each Fund’s operations. In addition, the Adviser may benefit from continued growth in the Trust by potentially negotiating better fee arrangements with key vendors serving the Funds and other series in the Trust.

Economies of Scale. The Board also considered whether economies of scale would be realized by the Adviser or Sub-Adviser as each Fund’s assets increase, including the extent to which this is reflected in the level of fees to be charged. The Board noted that the advisory fees paid include breakpoints which provide shareholders with economies of scale as each Fund grows its assets. As it relates to the sub-advisory fees, no breakpoints are included.
Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Agreements for an additional annual term; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Advisory Agreement and Sub-Advisory Agreement, including the compensation payable under each Agreement, were fair and reasonable to the Funds. The Board, including the Independent Trustees, unanimously determined that the approval of the continuation of each of the Advisory Agreement and the Sub-Advisory Agreement was in the best interests of each Fund and its shareholders.
Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies..

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.
(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

There have been no required recovery of erroneously awarded incentive based compensation to an executive officer from the registrant that required an accounting restatement.

Item 19. Exhibits.

(a)	(1)
Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2)
Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3)
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4)
Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable.

(5)	Change in the registrant’s independent public accountant. Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EA Series Trust

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	August 28, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	August 28, 2026

By (Signature and Title)	/s/ Sean R. Hegarty, CPA
Sean R. Hegarty, CPA, Treasurer (principal financial officer)

Date:	August 28, 2026